Accrued Liabilities and Other Payables (Detail) - Schedule of Accrued Liabilitites (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued liabilities and other payables	$ 925,930	$ 834,128	$ 1,065,421
Other Payables [Member]
Accrued liabilities and other payables	155,146	30,011	151,182
Salary Payable [Member]
Accrued liabilities and other payables	413,791	497,257	669,710
Franchising Subsidy [Member]
Accrued liabilities and other payables	173,997	187,758	121,914
Accrued Expenses [Member]
Accrued liabilities and other payables	$ 182,996	$ 119,102	$ 122,615